Share capital - Deferred share units (Details) - DSUs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options granted	42,879	51,468
Number of options exercised		(11,510)
Number of options outstanding, beginning	84,581	44,623
Number of options outstanding, ending	127,460	84,581
Weighted average exercise price, Options granted	$ 2.24	$ 3.41
Weighted average exercise price, Options exercised		3.41
Weighted average exercise price, Options outstanding, beginning	3.41	3.41
Weighted average exercise price, Options outstanding, ending	$ 3.02	$ 3.41